Right-of-use assets (Tables)	6 Months Ended
Jun. 30, 2026
Right-of-use assets
Schedule of movement of right-of-use assets

	Right-of-use assets
					Right-of-	Lease
		Lands and	Plant and		use	liabilities
	Pipelines	buildings	equipment	Vehicles	assets	(2)
Balance as of December 31, 2025	8	272	458	256	994	1,396
Additions	28	13	79	189	309	309
Depreciation of the period	(12)	(33)	(81)	(64)	(190)	—
Remeasurements (1)	—	2	7	3	12	12
Disposals	(1)	(3)	(1)	(1)	(6)	(6)
Finance cost	—	—	—	—	—	74
Repayment of borrowings (capital)	—	—	—	—	—	(251)
Payment of interests	—	—	—	—	—	(51)
Transfers	—	(4)	—	—	(4)	14
Exchange difference	(2)	(5)	(8)	(6)	(21)	(50)
Net carrying amount as of June 30, 2026 (Unaudited)	21	242	454	377	1,094	1,447
(1)	It corresponds mainly to updating rates and conditions in lease contracts.
(2)	Lease liabilities are presented as part of loans and borrowings (Note 19.1).

	Right-of-use assets
					Right-of-	Lease
		Lands and	Plant and		use	liabilities
	Pipelines	buildings	equipment	Vehicles	assets	(2)
Balance as of December 31, 2024	14	228	459	279	980	1,506
Additions	25	98	44	106	273	273
Depreciation of the period	(24)	(98)	(136)	(121)	(379)	—
Remeasurements (1)	—	7	82	1	90	90
Impairment loss	—	7	18	—	25	—
Disposals	(1)	109	7	(1)	114	47
Finance cost	—	—	—	—	—	158
Repayment of borrowings (capital)	—	—	—	—	—	(506)
Payment of interests	—	—	—	—	—	(135)
Transfers	—	—	—	—	—	84
Exchange difference	(6)	(79)	(16)	(8)	(109)	(121)
Net carrying amount as of December 31, 2025	8	272	458	256	994	1,396
(1)	It corresponds mainly to updating rates and conditions in lease contracts.
(2)	Lease liabilities are presented as part of loans and borrowings (Note 19.1).